U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995
                           (expressed in U.S. dollars)
 Shares                                                                 Value
 ------                                                                 -----
          COMMON STOCKS (89.7%)
          BANKS (6.3%)
 13,510   CCB Financial Corp. ....................................   $  667,056
  6,440   Deposit Guaranty Corp. .................................      284,165
  9,790   FirstMerit Corp. .......................................      260,659
  8,570   Keystone Financial, Inc. ...............................      280,132
 10,210   ONBANcorp, Inc. ........................................      301,195
 22,800   Premier Bancorp, Inc.* .................................      471,675
 11,290   Summit Bancorporation ..................................      318,237
  8,990   Union Planters Corp. ...................................      275,319
  5,280   Zions Bancorporation ...................................      366,960
                                                                      ---------
                                                                      3,225,398
                                                                      ---------

          COMMERCIAL SERVICES (1.0%)
 23,070   NFO Research, Inc.* ....................................      513,308
                                                                      ---------

          CONSUMER DURABLES (4.8%)
 28,220   Arctco, Inc. ...........................................      321,003
  5,370   Broderbund Software, Inc.* .............................      373,215
 12,070   Cobra Golf, Inc.* ......................................      316,838
 19,000   Department 56, Inc.* ...................................      862,125
 17,640   Thor Industries, Inc. ..................................      280,035
 37,930   Winnebago Industries, Inc. .............................      303,440
                                                                      ---------
                                                                      2,456,656
                                                                      ---------

          CONSUMER NON-DURABLES (5.6%)
 32,300   Authentic Fitness Corp. ................................      662,150
 59,190   Hudson Foods, Inc. - Class A ...........................      836,059
 26,325   Nautica Enterprises, Inc.* .............................      904,922
 16,160   Riviana Foods, Inc. ....................................      211,090
 11,830   Timberland Co. - Class A* ..............................      227,728
                                                                      ---------
                                                                      2,841,949
                                                                      ---------

          CONSUMER SERVICES (2.4%)
 22,065   Applebee's International, Inc...........................      616,441
 15,370   Carmike Cinemas, Inc. - Class A* .......................      320,849
  7,500   Grand Casinos, Inc.* ...................................      298,125
                                                                      ---------
                                                                      1,235,415
                                                                      ---------

          ELECTRONIC TECHNOLOGY (13.2%)
 35,290   Chips & Technologies, Inc.* ............................      308,788
  7,960   Cognex Corp.* ..........................................      477,600
 16,440   Cypress Semiconductor Corp.* ...........................      579,510
 22,700   Helix Technology Corp. .................................      839,900
 11,060   Integrated Device
            Technology, Inc.* ....................................      210,831
 24,140   International Rectifier Corp.* .........................    1,089,318
  9,780   Kemet Corp.* ...........................................      334,965
  5,290   Maxim Integrated Products, Inc.* .......................      395,097
  8,090   Microchip Technology, Inc.* ............................      320,566
  3,720   Novellus Systems, Inc.* ................................      255,750
 10,050   Read-Rite Corp.* .......................................      351,122
 21,110   Thermedics, Inc.* ......................................      387,896
  5,360   U.S. Robotics Corp.* ...................................      498,480
 12,320   Vicor Corp.* ...........................................      247,940
  9,230   VLSI Technology, Inc.* .................................      216,905
  6,230   Zilog, Inc.* ...........................................      221,165
                                                                      ---------
                                                                      6,735,833
                                                                      ---------

          ENERGY MINERALS (1.3%)
 13,060   Ashland Coal, Inc. .....................................      310,175
 54,960   Plains Resources, Inc.* ................................      374,415
                                                                      ---------
                                                                        684,590
                                                                      ---------

          FINANCE (9.6%)
 15,220   Charter One Financial, Inc. ............................      430,916
 18,380   Finova Group, Inc. .....................................      831,695
  8,850   First Indiana Corp. ....................................      223,463
  3,942   Fund American Enterprises, Inc.* .......................      271,988
 26,690   Manufactured Home
            Communities, Inc. ....................................      440,385
 16,100   PHH Corp. ..............................................      704,375
  9,280   Pioneer Group, Inc. ....................................      243,600
 13,810   Roosevelt Financial Group, Inc. ........................      220,960
 43,376   Security Capital Industrial Trust ......................      710,282
  8,000   TCF Financial Corp. ....................................      470,000
 13,706   United Companies
            Financial Corp. ......................................      385,481
                                                                      ---------
                                                                      4,933,145
                                                                      ---------

          HEALTH SERVICES (5.8%)
  8,240   Cerner Corp.* ..........................................      212,180
  6,800   Community Health Systems, Inc.* ........................      215,900
 15,210   Lincare Holdings, Inc.* ................................      381,201
  8,870   Medaphis Corp.* ........................................      281,623
 11,030   Omnicare, Inc. .........................................      399,838
 18,180   Orthodontic Centers of
            America, Inc.* .......................................      588,578
 12,900   PhyCor, Inc.* ..........................................      472,463
 15,715   Vencor, Inc.* ..........................................      436,091
                                                                      ---------
                                                                      2,987,874
                                                                      ---------

          HEALTH TECHNOLOGY (2.5%)
 14,270   Idexx Laboratories, Inc.* ..............................      577,935
 51,910   North American Biologicals, Inc.* ......................      418,524
  6,240   Sybron International Corp.* ............................      265,200
                                                                      ---------
                                                                      1,261,659
                                                                      ---------

                          U.S. SMALL COMPANY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)
                           (expressed in U.S. dollars)
 Shares                                                                 Value
 ------                                                                 -----
          INDUSTRIAL SERVICES (3.9%)
  8,000   Granite Construction, Inc. .............................  $   228,000
 21,630   J. Ray McDermott, S.A.* ................................      327,154
 57,140   Pride Petroleum Services, Inc.* ........................      499,975
  8,310   Sonat Offshore Drilling, Inc............................      263,843
 31,390   USA Waste Services, Inc.* ..............................      659,190
                                                                    -----------
                                                                      1,978,162
                                                                    -----------
          INSURANCE (5.0%)
 16,000   Allied Group, Inc. .....................................      514,000
 19,750   Commerce Group, Inc. ...................................      402,406
 15,275   Orion Capital Corp. ....................................      626,275
 15,700   Protective Life Corp. ..................................      447,450
 29,330   US Facilities, Corp. ...................................      557,270
                                                                    -----------
                                                                      2,547,401
                                                                    -----------
          NON-ENERGY MINERALS (4.7%)
 37,030   Birmingham Steel Corp. .................................      564,708
 20,620   Fibreboard Corp.* ......................................      494,880
 47,290   Kinross Gold Corp.* ....................................      342,853
 10,120   Magma Copper Co.* ......................................      169,510
 36,090   Republic Gypsum Co. ....................................      424,058
 18,790   Rouge Steel Co. - Class A ..............................      408,683
                                                                    -----------
                                                                      2,404,692
                                                                    -----------
          PROCESS INDUSTRIES (3.3%)
 14,330   Chesapeake Corp. .......................................      438,856
  6,650   Cytec Industries, Inc.* ................................      364,088
 27,650   Mercer International, Inc. - SBI* ......................      637,678
 16,000   Northland Cranberries, Inc. ............................      272,000
                                                                    -----------
                                                                      1,712,622
                                                                    -----------
          PRODUCER MANUFACTURING (4.4%)
  6,510   AGCO Corp. .............................................      291,323
 48,970   Flow International Corp.* ..............................      538,670
 31,420   Indresco, Inc.* ........................................      538,068
 18,000   Kennametal, Inc. .......................................      560,250
 40,530   Simpson Industries, Inc. ...............................      341,972
                                                                    -----------
                                                                      2,270,283
                                                                    -----------
          RETAIL TRADE (4.3%)
 19,000   Eckerd Corp.* ..........................................      752,875
  9,690   Fastenal Co. ................ ..........................      337,333
 24,540   Sunglass Hut International, Inc.* ......................      665,648
 26,385   Williams-Sonoma, Inc.* .................................      461,738
                                                                      ---------
                                                                      2,217,594
                                                                      ---------
          TECHNOLOGY SERVICES (2.8%)
  6,660   America Online, Inc.* ..................................      533,216
  6,850   Sterling Software, Inc.* ...............................      315,956
  9,740   Sungard Data Systems, Inc.* ............................      271,503
  9,790   System Software Assoc., Inc.............................      302,878
                                                                    -----------
                                                                      1,423,553
                                                                    -----------
          TELECOMMUNICATIONS (5.5%)
 28,920   Acme-Cleveland Corp. ...................................      632,625
 28,000   Aspect Telecommunications
          Corp.* .................................................      969,500
 39,330   Boston Technology, Inc.* ...............................      545,704
  5,020   Picturetel Corp.* ......................................      330,693
  5,330   Stratacom, Inc.* .......................................      328,461
                                                                    -----------
                                                                      2,806,983
                                                                    -----------
          TRANSPORTATION (1.8%)
 15,540   Wisconsin Central
            Transportation Corp.* ................................      932,400
                                                                    -----------

          UTILITIES (1.5%)
  9,410   KN Energy, Inc. ........................................      241,131
 22,120   Sierra Pacific Resources ...............................      517,055
                                                                    -----------
                                                                        758,186
                                                                    -----------
          TOTAL COMMON STOCKS
          (identified cost $38,547,525) ..........................  $45,927,703
                                                                    -----------
  Principal
    Amount
  --------
              TIME DEPOSITS (10.0%)
$5,150,000    State Street Bank (Cayman)
              5.50%, 11/7/95
              (identified cost $5,150,000)........................  $ 5,150,000
                                                                    -----------

TOTAL INVESTMENTS (identified cost $43,697,525) (a) ..   99.7%      $51,077,703
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......    0.3           148,716
                                                        -----       -----------
NET ASSETS ...........................................  100.0%      $51,226,419
                                                        =====       ===========
---------------

 *  non-income producing security

(a) The aggregate cost for federal income tax purposes is $43,757,733, the aggregate gross unrealized appreciation is $9,371,269, and the aggregate gross unrealized depreciation is $2,051,299, resulting in net unrealized appreciation of $7,319,970.


                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995
                           (expressed in U.S. dollars)


ASSETS:
   Investments in securities, at value (identified cost
     $43,697,525) (Note 1) .....................................     $51,077,703
   Cash ........................................................         181,010
   Receivables for:
      Dividends ................................................          26,956
      Interest .................................................             787
   Deferred organization expenses (Note 1) .....................          10,708
                                                                     -----------
           Total Assets ........................................      51,297,164
                                                                     -----------

LIABILITIES:
   Payables for:
      Investment advisory fee (Note 2) .........................          29,788
      Foreign withholding taxes ................................           6,780
      Administrative fee (Note 2) ..............................           1,604
      Accrued expenses and other liabilities ...................          32,573
                                                                     -----------
           Total Liabilities ...................................          70,745
                                                                     -----------

NET ASSETS .....................................................     $51,226,419
                                                                     ===========

Net Assets Consist of:
    Paid-in capital ............................................      43,846,241
    Net unrealized appreciation on investments .................       7,380,178
                                                                     -----------

Net Assets .....................................................     $51,226,419
                                                                     ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                             STATEMENT OF OPERATIONS
For the period January 17, 1995 (commencement of operations) to October 31, 1995
                           (expressed in U.S. dollars)


INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $53,437)                    $   365,511
         Interest ............................................                         80,984
                                                                                  -----------
             Total Income ....................................                        446,495
                                                                                  -----------
      Expenses:
         Investment advisory fee (Note 2) ....................                        283,032
         Custodian fee (Note 3) ..............................                         49,472
         Administrative fee (Note 2) .........................                         15,240
         Trustees' fees and expenses (Note 2) ................                         10,149
         Amortization of organization expenses (Note 1) ......                          2,005
         Miscellaneous .......................................                         17,932
                                                                                  -----------
         Total Expenses ......................................                        377,830

             Fees paid indirectly (Note 3) ...................                        (41,383)
                                                                                  -----------
             Net Expenses ....................................                        336,447
                                                                                  -----------
             Net Investment Income ...........................                        110,048
                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments .......................                      2,365,906
      Net change in unrealized appreciation on investments
        Beginning of period ..................................             --
        End of period ........................................      $ 7,380,178
        Less unrealized appreciation acquired in connection with
         59 Wall Street Small Company Fund contribution (Note 1)     (1,223,663)
                                                                    -----------
      Net change in unrealized appreciation on investments ...                      6,156,515
                                                                                  -----------
           Net Realized and Unrealized Gain ..................                      8,522,421
                                                                                  -----------
      Net Increase in Net Assets Resulting from Operations ...                    $ 8,632,469
                                                                                  ===========

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                           (expressed in U.S. dollars)

                                                                            For the period
                                                                           January 17, 1995
                                                                           (commencement of
                                                                            operations) to
                                                                           October 31, 1995
                                                                           ----------------
INCREASE IN NET ASSETS:
     Operations:
         Net investment income ..........................................   $    110,048
         Net realized gain on investments ...............................      2,365,906
         Net change in unrealized appreciation on investments ...........      6,156,515
                                                                            ------------
             Net increase in net assets resulting from operations .......      8,632,469
                                                                            ------------

     Capital transactions:
         Proceeds from contributions ....................................     76,125,240
         Value of withdrawals ...........................................    (33,631,390)
                                                                            ------------
           Net increase in net assets resulting from capital transactions     42,493,850
                                                                            ------------

                 Total increase in net assets ...........................     51,126,319

NET ASSETS:
    Beginning of period .................................................        100,100
                                                                            ------------
    End of period .......................................................   $ 51,226,419
                                                                            ============

                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                           (expressed in U.S. dollars)
                                                              For the period
                                                             January 17, 1995
                                                             (commencement of
                                                              operations) to
                                                             October 31, 1995
                                                             ----------------
Ratios/Supplemental Data:
    Net assets, end of period (000's omitted) .............      $51,226

   Expenses as a percentage of average net assets:
      Expenses paid by Portfolio ..........................        0.77%
      Expenses paid by commissions** ......................        0.05%
      Expenses offset arrangements ........................        0.05%
                                                                 ------
          Total expenses ..................................        0.87%*
    Ratio of net investment income to average net assets ..        0.25%*
    Portfolio turnover rate ...............................         115%
    Average commission rate paid per share ................      $ 0.08


------------------

 * Annualized.

** A portion of the Portfolio's securities transactions are directed to certain unaffiliated brokers which in turn use a portion of the commissions they receive from the Portfolio to pay other unaffiliated service providers on behalf of the Portfolio for services provided for which the Portfolio would otherwise be obligated to pay.


                       See Notes to Financial Statements.

                          U.S. SMALL COMPANY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS
                           (expressed in U.S. dollars)

      1. Organization and Significant Accounting Policies. U.S. Small Company Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on January 17, 1995 and received a contribution of certain assets and liabilities, including securities, with a value of $33,464,236 (including $1,223,663 of unrealized appreciation) on that date from The 59 Wall Street Small Company Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and reflect the following policies:

            A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Portfolio was more than 60 days, unless this is determined not to represent fair value by the Trustees.


            B. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.


            C. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.


            D.  Deferred  Organization   Expenses.   Expenses  incurred  by  the
      Portfolio in connection with its organization are being amortized on a straight-line basis over a five-year period.


      2.  Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio`s average daily net assets. For the period January 17, 1995 through October 31, 1995, the Portfolio incurred $283,032 for advisory services.

                          U.S. SMALL COMPANY PORTFOLIO

                           (expressed in U.S. dollars)

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Ltd. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the period January
17, 1995 through October 31, 1995, the Portfolio incurred $15,240 for administrative services.

      Trustee Fee. Each Trustee of the Portfolio receives an annual retainer paid by the Portfolio. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with board meetings. For the period January 17, 1995 through October 31, 1995, the Portfolio incurred $10,149 for Trustees fees.

      3. Investment Transactions. For the period January 17, 1995 through October 31, 1995, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $63,168,410 and $56,121,807, respectively. For that same period, the Portfolio paid brokerage commissions of $75,463 to Brown Brothers Harriman & Co. for transactions executed on its behalf. Custody fees for the Portfolio were reduced by $21,000 as a result of the Portfolio directing a portion of its portfolio transactions to certain unaffiliated brokers. Additionally, custody fees for the Portfolio were further reduced by $20,383 as a result of an expense offset arrangement with the Portfolio's custodian.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
U.S. Small Company Portfolio:

      We have  audited the  accompanying  statement  of assets and  liabilities, including the portfolio of investments, of U.S. Small Company Portfolio as of October 31, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the period January 17, 1995
(commencement of operations) to October 31, 1995 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Small Company Portfolio at October 31, 1995, and the results of its operations, the changes in its net assets, and its financial highlights for the period January 17, 1995 (commencement of operations) to October 31, 1995 in conformity with accounting principles generally accepted in the United States of America.





DELOITTE & TOUCHE

Grand Cayman, Cayman Islands
December 12, 1995